Consolidated Statements of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Changes in Equity
Other comprehensive loss, tax expense/recovery	$ 14	$ 2
Dividends per common share declared	$ 2.575	$ 2.4750